Taxes - Schedule of detailed information about expiraton period of non capital losses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,343	$ 7,178	$ 10,571
Non Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54,502
Non Capital Losses [Member] | 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,941
Non Capital Losses [Member] | 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,052
Non Capital Losses [Member] | 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,690
Non Capital Losses [Member] | 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	143
Non Capital Losses [Member] | 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,755
Non Capital Losses [Member] | 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,848
Non Capital Losses [Member] | 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,315
Non Capital Losses [Member] | 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,751
Non Capital Losses [Member] | 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 7